UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05076

Tax-Exempt California Money Market Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

Tax-Exempt California Money Market Fund
	Principal Amount ($)	Value ($)
Municipal Investments 99.8%
California 96.8%
California, ABAG Finance Authority for Non-Profit Corporations, Multi-Family Housing Revenue, Colma Bart Apartments, Series A, AMT, 0.14% *, 11/15/2035, LOC: Fannie Mae	3,000,000	3,000,000
California, BB&T Municipal Trust, Series 2023, 144A, 0.14% *, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,745,000	5,745,000
California, BB&T Municipal Trust, Public Financing Authority, Series 2011, 144A, 0.16% *, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	4,000,000	4,000,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.14% *, 5/15/2030, LIQ: State Street Bank & Trust Co.	3,650,000	3,650,000
California, Golden State Tobacco Securitization Corp., Special Assessment Revenue, Series B, Prerefunded 6/1/2013 @ 100, 5.625%, 6/1/2038	1,000,000	1,022,378
California, Metropolitan Water District of Southern California, Series A-2, 0.28% **, Mandatory Put 6/1/2013 @ 100, 7/1/2036	3,000,000	3,001,153
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.31% *, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, RBC Municipal Products, Inc. California Health Care Revenue, Series E-21, 144A, 0.17% *, Mandatory Put 5/1/2013 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	5,000,000	5,000,000
California, State General Obligation, Series 2178, 144A, 0.17% *, 12/1/2037, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	2,191,500	2,191,500
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series B, 0.13% *, 3/1/2047, LOC: Bank of Montreal	4,500,000	4,500,000
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series A, 0.12% *, 7/1/2041, LOC: Union Bank NA	2,500,000	2,500,000
California, State Housing Finance Agency, Multi-Family Housing Revenue:
Series B, 0.13% *, 2/1/2035, LOC: Fannie Mae, Freddie Mac	1,730,000	1,730,000
Series C, AMT, 0.13% *, 8/1/2040, LOC: Fannie Mae, Freddie Mac	1,660,000	1,660,000
California, State Infrastructure & Economic Development Bank Revenue, Orange County Performing Arts Center, Series A, 0.13% *, 7/1/2034, LOC: Bank of America NA	1,875,000	1,875,000
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Recology, Inc. Project, Series A, 0.14% *, 4/1/2020, LOC: Bank of America NA	4,495,000	4,495,000
California, Statewide Communities Development Authority Revenue, Los Angeles County Museum of Art, Series B, 0.12% *, 12/1/2037, LOC: Union Bank NA	2,885,000	2,885,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.21% *, 5/15/2018, LOC: JPMorgan Chase Bank NA	3,800,000	3,800,000
Series 2681, 144A, AMT, 0.29% *, 5/15/2018, LOC: JPMorgan Chase Bank NA	3,940,000	3,940,000
Series R-13104CE, 144A, 0.63% *, 9/6/2035, GTY: Citibank NA, LIQ: Citibank NA	7,435,000	7,435,000
California, Wells Fargo Stage Trust:
Series 94C, 144A, AMT, 0.21% *, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,605,000	5,605,000
Series 31C, 144A, AMT, 0.26% *, Mandatory Put 2/14/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,530,000	4,530,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, Shadow Hills Apartments, Inc., Series A, 0.15% *, 12/1/2015, LIQ: Fannie Mae	5,325,000	5,325,000
Lemoore, CA, Certificates of Participation, Municipal Golf Course Refinancing Project, 144A, 0.13% *, 11/1/2020, LOC: Union Bank of California	2,070,000	2,070,000
Los Angeles County, CA, General Obligation:
Series A, 2.0%, 2/28/2013	3,000,000	3,008,599
Series B, 2.0%, 3/29/2013	2,000,000	2,008,636
Los Angeles County, CA, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.17% *, Mandatory Put 4/1/2013 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	6,450,000	6,450,000
Los Angeles, CA, Wastewater Systems Revenue, Series B, 0.12% *, 6/1/2028, LOC: JPMorgan Chase Bank NA	1,400,000	1,400,000
Otay, CA, Water District Corporations, Capital Projects, 0.13% *, 9/1/2026, LOC: Union Bank NA	1,500,000	1,500,000
San Diego County, CA, School District Note Participations, Series A, 2.0%, 6/28/2013	5,000,000	5,044,524
San Francisco City & County, CA, Redevelopment Agency, Leland Polk Senior Community, Series A, AMT, 0.22% *, 12/1/2019, LOC: Citibank NA	2,590,000	2,590,000
Santa Clara, CA, Electric Revenue, Series B, 0.12% *, 7/1/2027, LOC: Bank of Tokyo-Mitsubishi UFJ	1,880,000	1,880,000

		108,841,790
Puerto Rico 1.3%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.23% *, 12/1/2030	1,500,000	1,500,000
Virginia 1.6%
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M024, AMT, 0.18% *, 7/15/2050, LIQ: Freddie Mac	1,810,000	1,810,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $112,151,790) †	99.8	112,151,790
Other Assets and Liabilities, Net	0.2	257,112

Net Assets	100.0	112,408,902

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of December 31, 2012.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2012.

† The cost for federal income tax purposes was $112,151,790.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(a)	$—	$112,151,790	$—	$112,151,790
Total	$—	$112,151,790	$—	$112,151,790

There have been no transfers between fair value measurement levels during the period ended December 31, 2012.

(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013